Additional information on the nature of comprehensive income (loss) components	12 Months Ended
Dec. 31, 2022
Additional information on the nature of comprehensive income (loss) components [Abstract]
Additional information on the nature of comprehensive income (loss) components
20.	Additional information on the nature of comprehensive income (loss) components

	Year Ended December 31,
	2022	2021	2020
Expenses for employee benefits
Operating and maintenance costs	$444,400	$528,658	$182,628
Professional fees	307,534	91,249	40,491
Share based compensation	3,296,238	7,804,271	1,247,551
	$4,048,172	$8,424,178	$1,460,670
Net financial expenses
Interest on loans	$238,204	$96,134	$41,992
Interest on lease liabilities	16,074	236,680	216,435
	$254,278	$332,814	$258,427